Net Defined Benefit Liabilities (Assets) - Schedule of Changes in the Defined Benefit Obligations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) resulting from expense (income) in profit or loss [abstract]
Current service cost	₩ 231,837	₩ 224,071	₩ 213,922
Interest expense	(3,670)	(8,826)	(17,462)
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) resulting from expense (income) in profit or loss [abstract]
Beginning	2,232,898	2,365,793
Current service cost	231,838	224,071
Interest expense	69,015	88,882
Benefit paid	(221,458)	(626,899)
Changes due to settlements of plan & Past Service Cost	4,500	3,054
Remeasurements on defined benefit obligations:
Actuarial gains (losses) arising from changes in demographic assumptions	(857)	11,531
Actuarial gains (losses) arising from changes in financial assumptions	(53,848)	90,373
Actuarial gains arising from experience adjustments	57,692	57,699
Acquisition and disposition of businesses, etc	(13,532)	18,394
Ending	₩ 2,306,248	₩ 2,232,898	₩ 2,365,793